Summary of Significant Accounting Policies - New lease guidance on January 1, 2019 (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Assets
Building asset				$ 25,091
Finance lease right-of-use assets, net	$ 21,947	$ 23,492	$ 25,552
Operating lease right-of-use assets, net	738	769	897
Liabilities and stockholders' deficit
Accrued expenses	9,422	4,592	6,000	7,049
Facility financing obligation, current portion				276
Finance lease obligation, current portion	1,915	1,729	1,500
Operating lease obligation, current portion	44	42	70
Facility financing obligation, net of current portion				22,955
Finance lease obligation, net of current portion	21,627	23,090	24,819
Operating lease obligation, net of current portion	693	727	829
Accumulated deficit	$ (457,158)	$ (388,096)	$ (321,572)	(234,289)
Cumulative Effect Adjustment
Assets
Building asset				(25,091)
Finance lease right-of-use assets, net				27,612
Operating lease right-of-use assets, net				923
Liabilities and stockholders' deficit
Accrued expenses				(1)
Facility financing obligation, current portion				(276)
Finance lease obligation, current portion				1,292
Operating lease obligation, current portion				55
Facility financing obligation, net of current portion				(22,955)
Finance lease obligation, net of current portion				26,319
Operating lease obligation, net of current portion				870
Accumulated deficit				(1,861)
Beginning Balance, As Adjusted
Assets
Finance lease right-of-use assets, net				27,612
Operating lease right-of-use assets, net				923
Liabilities and stockholders' deficit
Accrued expenses				7,048
Finance lease obligation, current portion				1,292
Operating lease obligation, current portion				55
Finance lease obligation, net of current portion				26,319
Operating lease obligation, net of current portion				870
Accumulated deficit				(236,150)
ASU 2016-02 | Cumulative Effect Adjustment
Liabilities and stockholders' deficit
Accumulated deficit				$ 1,900